Reverse Acquisition (Details) $ in Thousands	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 60
Accounts receivable	1,183
Prepaid expenses	14
Inventory	913
Mineral properties	8,256
Property, plant and equipment	4,567
Goodwill	4,009
Performance bond	351
Accounts payable and accrued liabilities	(8,725)
Bank indebtedness	(400)
Loan payable and current portion of long-term debt	(581)
Long-term debt	(2,062)
Accrued interest on debt	(550)
Reclamation and remediation obligations	(2,075)
Deferred tax liabilities	(2,673)
Fair value	2,287	[1]
Preliminary
IfrsStatementLineItems [Line Items]
Cash	60
Accounts receivable	1,183
Prepaid expenses	14
Inventory	906
Mineral properties	7,865
Property, plant and equipment	2,210
Goodwill	5,715
Performance bond	351
Accounts payable and accrued liabilities	(8,725)
Bank indebtedness	(400)
Loan payable and current portion of long-term debt	(581)
Long-term debt	(2,062)
Accrued interest on debt	(550)
Reclamation and remediation obligations	(2,075)
Deferred tax liabilities	(1,624)
Fair value	2,287	[1]
Adjustment
IfrsStatementLineItems [Line Items]
Cash	0
Accounts receivable	0
Prepaid expenses	0
Inventory	7
Mineral properties	391
Property, plant and equipment	2,357
Goodwill	(1,706)
Performance bond	0
Accounts payable and accrued liabilities	0
Bank indebtedness	0
Loan payable and current portion of long-term debt	0
Long-term debt	0
Accrued interest on debt	0
Reclamation and remediation obligations	0
Deferred tax liabilities	(1,049)
Fair value	$ 0	[1]

[1]	The fair value of 5,908,687 common shares issued to pre-reverse acquisition Hunt shareholders is $2,287 based on the fair value of $0.387 per common share (converted from GBP 0.310 closing stock price of Patagonia Gold Limited prior to the transaction on July 24, 2019).